Earnings per share - Earnings per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Weighted average common shares outstanding during the period - shares used for basic earnings per common share	3,318	3,299	3,283
Common shares issuable under share based payment plans which are potentially dilutive	2	3	2
Common shares used for diluted earnings per common share	3,320	3,302	3,285
Net income	$ 5,119	$ 1,829	$ 5,705
Earnings per common share:
Earnings per common share-basic	$ 1.54	$ 0.55	$ 1.74
Earnings per common share-diluted	$ 1.54	$ 0.55	$ 1.74